The Victory Institutional Funds
3435 Stelzer Road
Columbus, Ohio 43219

March 3, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:           The Victory Institutional Funds
File Nos. 333-115476; 811-21584

Ladies and Gentlemen:

On behalf of The Victory Institutional Funds ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on February 27, 2009, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2009, accession number 0001104659-09-013150.

If you have any questions or comments regarding this filing, please call S. Elliott Cohan at (212) 715-9512.

Very truly yours,

The Victory Portfolios

By:  /s/ Michael Policarpo
Michael Policarpo
President